Other Non-Current Assets - Disclosure of Other Non-current Assets (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Other Noncurrent Assets [Line Items]
Other non-current assets	£ 2,604	£ 2,540